Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Assets	$ 85,359	$ 75,955
Operating segments | North America
Disclosure of operating segments [line items]
Assets	32,670	30,058
Operating segments | North Sea
Disclosure of operating segments [line items]
Assets	702	602
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Assets	1,412	1,380
Operating segments | Other
Disclosure of operating segments [line items]
Assets	31	32
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Assets	49,221	42,865
Operating segments | Midstream and Refining
Disclosure of operating segments [line items]
Assets	1,099	856
Head Office
Disclosure of operating segments [line items]
Assets	$ 224	$ 162